Condensed Consolidated Interim Financial Position - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 26,627	$ 27,317
Amounts receivable	5,874	3,350
Amounts due from related parties	146	18
Taxes recoverable	549	195
Prepaid expenses and other assets	3,093	2,278
Inventory	9,880	7,611
Total current assets	46,169	40,769
Exploration and evaluation assets	51,099	52,890
Plant, equipment and mining properties	57,103	53,801
Long-term investments	1,691	1,247
Other assets	1,631	4
Total assets	157,693	148,711
Current liabilities
Accounts payable and accrued liabilities	10,067	10,292
Taxes payable	2,184	3,125
Derivative liability	70	475
Current portion of finance lease obligations	2,184	1,476
Current portion of equipment loans	325	166
Total current liabilities	14,830	15,534
Finance lease obligations	2,203	960
Equipment loans	317	27
Reclamation provision	2,119	2,062
Deferred income tax liabilities	5,936	4,729
Total liabilities	25,405	23,312
EQUITY
Share capital	164,993	163,325
Equity reserves	11,038	11,529
Treasury shares	(97)	(97)
Accumulated other comprehensive loss	(5,940)	(6,035)
Accumulated deficit	(37,706)	(43,323)
Total equity	132,288	125,399
Total liabilities and equity	$ 157,693	$ 148,711